Fair Value Measurements (Details) - USD ($) $ in Thousands	21 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liabilities:
Common stock warrant liabilities		$ 78
Fair value measurements recurring basis
Liabilities:
Fair value asset transfer level 1 to level 2	$ 0
Level 1 | Fair value measurements recurring basis
Assets:
Money market account	27,298	24
Level 3 | Fair value measurements recurring basis
Liabilities:
Convertible notes payables	13,750	36,430
Level 3 | Fair value measurements recurring basis | PIPE Pre-funded warrants
Liabilities:
Derivative Liability	1,722
Level 3 | Fair value measurements recurring basis | Convert Warrants
Liabilities:
Derivative Liability	$ 743
Level 3 | Fair value measurements recurring basis | SVB Warrants
Liabilities:
Derivative Liability		$ 78